Reserves - Sensitivity Analysis (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (in years)	1 year	1 year	1 year
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate increase (as a percent)	0.50%	0.50%	0.50%	0.50%
Rate decrease (as a percent)	0.50%	0.50%	0.50%	0.50%
Increase (decrease) in defined benefit obligation, assuming increase in actuarial assumption (as a percentage)	(5.59%)	(5.85%)	(6.05%)
Increase (decrease) in defined benefit obligation, assuming decrease in actuarial assumption (as a percent)	6.07%	6.38%	6.61%
Payments rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate increase (as a percent)	20.00%	20.00%	20.00%	20.00%
Rate decrease (as a percent)	20.00%	20.00%	20.00%	20.00%
Increase (decrease) in defined benefit obligation, assuming increase in actuarial assumption (as a percentage)	(0.33%)	(0.65%)	(0.57%)
Increase (decrease) in defined benefit obligation, assuming decrease in actuarial assumption (as a percent)	0.35%	0.71%	0.63%
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate increase (as a percent)	0.50%	0.50%	0.50%	0.50%
Rate decrease (as a percent)	0.50%	0.50%	0.50%	0.50%
Increase (decrease) in defined benefit obligation, assuming increase in actuarial assumption (as a percentage)	3.62%	3.80%	3.94%
Increase (decrease) in defined benefit obligation, assuming decrease in actuarial assumption (as a percent)	(3.56%)	(3.72%)	(3.86%)
Salary growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate increase (as a percent)	0.50%	0.50%	0.50%	0.50%
Rate decrease (as a percent)	0.50%	0.50%	0.50%	0.50%
Retirement age rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation, assuming increase in actuarial assumption (as a percentage)	0.40%	0.49%	0.38%
Increase (decrease) in defined benefit obligation, assuming decrease in actuarial assumption (as a percent)	(0.43%)	(0.52%)	(0.40%)
Increase (in years)	1 year	1 year	1 year
Decrease (in years)				1 year
Longevity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (in years)	1 year	1 year	1 year